INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the period	$ 15,765
Ending Balance	14,692	$ 15,765
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the period	(4,170)	(3,218)
Assets held by subsidiaries disposed during the period	26	19
Non-cash additions, net of disposals	7	45
Amortization	(497)	(910)
Disposals	0	24
Impairment loss	(36)	0
Held for sale	0	130
Foreign currency translation	(1)	(260)
Ending Balance	$ (4,671)	$ (4,170)